PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2026
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Mineral resources and mineral reserves estimates
The Group is required to determine and report mineral resources and mineral reserves in accordance with the
South African Code for the Reporting of Exploration Results, Mineral Resources and Mineral Reserves (“SAMREC Code”)
2016 edition and Subpart 1300 of Regulation S-K. In order to calculate mineral resources and mineral reserves, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral resources and mineral reserves requires the size, shape and depth of reclamation sites to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data. Because the assumptions used to estimate mineral resources and mineral reserves change from period to period and because additional geological data is generated during the course of operations, estimates of mineral resources and mineral reserves may change from period to period. Mineral resources and mineral reserves estimates prepared by management are reviewed by independent mineral resources and mineral reserves experts.
Changes in reported mineral resources and mineral reserves may affect the Group’s life-of-mine plan, financial results and financial position in a number of ways including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation charged to profit or loss may change where such charges are determined by the units-of-production method, or where the useful lives of assets change;
•decommissioning, site restoration and environmental provisions may change where changes in estimated mineral resources and mineral reserves affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.
Depreciation
The calculation of the units-of-production rate of depreciation could be affected if actual production in the future varies significantly from current forecast production. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating mineral resources and mineral reserves. These factors could include:
•changes in mineral resources and mineral reserves;
•the grade of mineral resources and mineral reserves may vary from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites including planned extraction efficiencies; and
•changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.

9PROPERTY, PLANT AND EQUIPMENT continued

ACCOUNTING POLICIES
Recognition and measurement
Property, plant and equipment comprise mine plant facilities and equipment, mine property and development, solar power plant and BESS and exploration assets. These assets (excluding exploration assets) are initially measured at cost, where after they are measured at cost less accumulated depreciation and accumulated impairment losses. Exploration assets are initially measured at cost, where after they are measured at cost less accumulated impairment losses.
Cost includes expenditure that is directly attributable to the acquisition or construction of the asset, borrowing costs capitalised, as well as the costs of dismantling and removing an asset and restoring the site on which it is located.
Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Exploration and evaluation costs are capitalised as exploration assets on a project-by-project basis, pending determination of the technical feasibility and commercial viability of the project.
Exploration assets consists of costs of acquiring rights, activities associated with converting a mineral resource to a mineral reserve – the process thereof includes drilling, sampling and other processes necessary to evaluate the technical feasibility and commercial viability of a mineral resource to prove whether a mineral reserve exists. Exploration assets also include geological, geochemical and geophysical studies associated with prospective projects and tangible assets which comprise property, plant and equipment used for exploratory activities. Costs are capitalised to the extent that they are a directly attributable exploration expenditure and classified as a separate class of assets on a project by project basis. Once a mineral reserve is determined or the project ready for development, the asset attributable to the mineral reserve or project is assessed for impairment and then reclassified to the appropriate class of assets. Depreciation commences when the assets are available for use. Exploration and evaluation expenses prior to acquiring rights to explore is recognised in profit or loss.
Depreciation
Depreciation of mine plant facilities and equipment, as well as mining property and development are calculated using the units-of-production method which is based on the life-of-mine of each site. The life-of-mine is primarily based on proved and probable mineral reserves. It reflects the estimated quantities of economically recoverable gold that can be recovered from reclamation sites based on the estimated gold price. Changes in the life-of-mine will impact depreciation on a prospective basis. The life-of-mine is prepared using a methodology that takes account of current information to assess the economically recoverable gold from specific reclamation sites and includes the consideration of historical experience.
The solar power plant which includes the 60MW solar photovoltaic plant and 160mWh battery energy storage system is depreciated on a straight-line basis over 25 and 20 years respectively.
The depreciation method, estimated useful lives and residual values are reassessed annually and adjusted if appropriate.
The current estimated useful lives are based on the life-of-mine of each site, currently between 1 year (2025 and
2024: 1 year) and 21 years (2025: 22 years; 2024: 18 years) for mining assets of Ergo and between 1 year (2025 and 2024:
1 year) and 20 years (2025: 16 years; 2024: 17 years) for FWGR mining assets. FWGR’s life-of-mine increased mainly due to the addition of the Kloof 2 Dump, which will impact the depreciation in the next financial year.

Impairment
The carrying amounts of property, plant and equipment are reviewed at each reporting date to determine whether there is any indication of impairment, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (“CGUs”). The key assets of a surface retreatment operation which constitutes a CGU are a reclamation site, a metallurgical plant and a tailings storage facility. These key assets operate interdependently to produce gold. The Ergo and FWGR operations each have separately managed and monitored reclamation sites, metallurgical plants and tailings storage facilities and are therefore separate CGUs. The Ergo solar power plant with integrated BESS form part of the Ergo CGU as there is currently no active market for its cash flows which can be generated independently.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognised in profit or loss if the carrying amount of an asset or CGU exceeds its recoverable amount.

9PROPERTY, PLANT AND EQUIPMENT continued

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Solar power plant and BESS	Exploration assets	Capital work in progress[1]	Total
30 June 2026
Cost		3,559.7	3,222.9	2,890.0	22.4	5,629.2	15,324.2
Balance at the beginning of the year		3,317.7	3,130.1	2,858.8	21.6	2,161.7	11,489.9
Additions – property, plant and equipment owned[2]		251.4	100.6	27.8	0.8	3,356.3	3,736.9
Additions - right of use assets		1.0	1.1	—	—	—	2.1
Lease derecognitions		(10.6)	—	—	—	—	(10.6)
Disposals and scrapping		(3.0)	(6.0)	—	—	—	(9.0)
Change in estimate of environmental rehabilitation provision with a related asset	10	113.0	(1.5)	3.4	—	—	114.9
Transfers between classes of property, plant and equipment		(109.8)	(1.4)	—	—	111.2	—

Accumulated depreciation and impairment		(1,549.5)	(1,621.8)	(224.8)	(9.7)	—	(3,405.8)
Balance at the beginning of the year		(1,382.6)	(1,453.7)	(101.7)	(9.7)	—	(2,947.7)
Depreciation	5.1	(180.3)	(173.8)	(123.1)	—	—	(477.2)
Lease derecognitions		10.6	—	—	—	—	10.6
Disposals and scrapping		2.8	5.7	—	—	—	8.5

Carrying value at end of the year		2,010.2	1,601.1	2,665.2	12.7	5,629.2	11,918.4

Comprising:
Property, plant and equipment owned		2,007.1	1,588.8	2,665.2	12.7	5,629.2	11,903.0
Right of use assets		3.1	12.3	—	—	—	15.4
Carrying value at end of the year		2,010.2	1,601.1	2,665.2	12.7	5,629.2	11,918.4

9	PROPERTY, PLANT AND EQUIPMENT continued
	Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Solar power plant and BESS	Exploration assets	Capital work in progress[1]	Total
	30 June 2025
	Cost		3,317.7	3,130.1	2,858.8	21.6	2,161.7	11,489.9
	Balance at the beginning of the year		3,106.6	2,944.0	—	19.2	3,219.6	9,289.4
	Additions – property, plant and equipment owned[2]		177.2	175.5	90.1	3.0	1,754.2	2,200.0
	Additions - right of use assets		0.3	2.5	—	—	—	2.8
	Lease derecognitions		(1.2)	—	—	—	—	(1.2)
	Disposals and scrapping		(1.5)	(5.1)	—	(1.9)	—	(8.5)
	Change in estimate of environmental rehabilitation provision with a related asset	10	5.6	1.8	—	—	—	7.4
	Transfers between classes of property, plant and equipment		30.7	11.4	2,768.7	1.3	(2,812.1)	—

	Accumulated depreciation and impairment		(1,382.6)	(1,453.7)	(101.7)	(9.7)	—	(2,947.7)
	Balance at the beginning of the year		(1,206.6)	(1,278.2)	—	(9.7)	—	(2,494.5)
	Depreciation	5.1	(178.7)	(178.8)	(101.7)	—	—	(459.2)
	Lease derecognitions		1.2	—	—	—	—	1.2
	Disposals and scrapping		1.5	3.3	—	—	—	4.8

	Carrying value at end of the year		1,935.1	1,676.4	2,757.1	11.9	2,161.7	8,542.2

	Comprising:
	Property, plant and equipment owned		1,931.1	1,660.4	2,757.1	11.9	2,161.7	8,522.2
	Right of use assets		4.0	16.0	—	—	—	20.0
	Carrying value at end of the year		1,935.1	1,676.4	2,757.1	11.9	2,161.7	8,542.2
[1]Capital work in progress mainly relates to FWGR DP2 construction, RTSF and related pipeline of R4,812.9 million and Ergo Daggafontein TSF of R816.3 million (2025: FWGR DP2 construction, RTSF and related pipeline of R2,161.7 million).
[2]This amount includes cash additions of R3,516.4 million (2025: R2,149.6 million).
CONTRACTUAL COMMITMENTS
Contractual commitments not provided for in the consolidated financial statements at 30 June 2026 amounted to R1,807.0 million (2025: R2,308.2 million).
Capital expenditure related to material growth projects are financed on a project-by-project basis which may include bank facilities and existing cash resources. Sustaining capital expenditure is financed from cash generated from operations and existing cash resources.